Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

November 25, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Master Portfolio Trust (filing relates solely to Municipal High Income Portfolio)
(File No. 811-10407)

Ladies and Gentlemen:

On behalf of Master Portfolio Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Amendment No. 49 to the registration statement for the Trust (the “Amendment”) on Form N-1A.

Please call Mana Behbin at (202) 373-6599 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz